Indebtedness - Schedule of Activity in Deferred Financing Charges (Details) $ in Thousands	9 Months Ended
Sep. 30, 2026 CAD ($)
Telesat Lightspeed Financing Warrants [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	$ 429,100
Transfers to debt issue costs	(78,509)
Impact of foreign exchange	15,017
Ending balance	365,608
Debt issue costs [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	26,834
Transfers to debt issue costs	(4,917)
Impact of foreign exchange	946
Ending balance	22,863
Total [Member]
Schedule of Activity in Deferred Financing Charges [Line Items]
Beginning balance	455,934
Transfers to debt issue costs	(83,426)
Impact of foreign exchange	15,963
Ending balance	$ 388,471